Segment Information - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2015 Times Boats Vessel Segment	Jun. 30, 2014 Times Boats Vessel
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Number of time charters | Times	5	5
Number of bareboat charters | Boats	4	2
Number of reportable segments | Segment	1
Number of vessels	9	7
Minimum [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Benchmark percentage of revenues and combined revenues concentration	10.00%	10.00%